Property, plant and equipment, net - Schedule of Depreciation Charges (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Total depreciation	€ 916.0	€ 787.3	€ 605.6
Cost of sales
Property, Plant and Equipment [Line Items]
Total depreciation	532.1	398.4	330.4
R&D costs
Property, Plant and Equipment [Line Items]
Total depreciation	353.2	340.5	236.2
SG&A
Property, Plant and Equipment [Line Items]
Total depreciation	€ 30.7	€ 48.4	€ 39.0